CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 2,991,014	$ 427,709	¥ 4,078,180	¥ 5,889,604
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	934,119	133,577	743,728	775,042
Amortization of intangible assets	138,260	19,771	268,684	627,146
Provision of allowance for expected credit losses	134,177	19,187	296,569	418,779
Impairment of goodwill, intangible assets and other long-lived assets	116,332	16,635	151,576	93,417
Impairment loss and provision related to equity investments accounted for using equity method	103,662	14,823		10,369
Impairment loss for equity investments accounted for using measurement alternative	2,731	391	9,408	28,800
Inventory impairment charge	7,326	1,048
Deferred tax expenses (benefits)	(252,956)	(36,172)	146,921	(328,579)
Share of results of equity investees	(16,420)	(2,348)	(10,192)	(9,098)
Dividend received from equity method investments	9,000	1,287	15,827	14,862
Fair value changes in investments	(146,389)	(20,934)	(312,791)	(78,320)
Investment and interest income	210,344	30,079	(252,967)	(1,413,018)
Foreign currency exchange loss (gain)	50,640	7,241	(339,280)	93,956
Loss on disposal of property, plant and equipment and intangible assets	137,482	19,660	30	629
Share-based compensation expenses	1,904,924	272,401	2,726,075	3,215,549
Changes in assets and liabilities:
Accounts receivable and contract assets	1,482,558	212,003	(2,409,998)	834,677
Amounts due from and prepayments to related parties	(36,358)	(5,199)	42,445	(13,314)
Inventories	(1,251,484)	(178,960)	(1,305,668)	(176,650)
Prepayments, receivables and other assets	(1,006,223)	(143,888)	1,035,912	(706,659)
Right-of-use assets	4,213,226	602,483	(5,598,510)	(6,333,845)
Other non-current assets	(288,357)	(41,235)	(12,357)	(29,481)
Accounts payable	(3,344,006)	(478,186)	2,457,443	482,543
Amounts due to related parties	(43,451)	(6,213)	(38,904)	4,665
Employee compensation and welfare payable	(1,910,275)	(273,166)	268,693	(1,219,733)
Contract liabilities and deferred revenue	(361,575)	(51,705)	1,386,666	1,404,932
Lease liabilities	(4,728,546)	(676,173)	4,674,433	6,123,445
Accrued expenses and other current liabilities	900,203	128,726	1,092,547	1,548,334
Income taxes payable	(326,128)	(46,636)	330,167	156,278
Other liabilities			2,500	(86)
Net cash provided by (used in) operating activities	(376,170)	(53,794)	9,447,137	11,414,244
Cash flows from investing activities:
Purchases of time deposits and held-to-maturity debt investments	(8,853,194)	(1,265,990)	(24,012,427)	(14,513,592)
Maturities of time deposits and held-to-maturity debt investments	20,892,247	2,987,552	12,126,718	8,918,346
Purchases of available-for-sale debt investments	(441,384)	(63,117)
Sales and maturities of available-for-sale debt investments	548,592	78,448		1,392,881
Purchases of other long-term investments	(6,485,531)	(927,419)	(3,927,566)	(1,181,611)
Disposal of other long-term investments	18,467	2,641	132,689	338,678
Purchases of other short-term investments	(27,123,161)	(3,878,560)	(33,276,784)	(38,874,183)
Maturities of other short-term investments	27,281,924	3,901,263	42,609,517	41,465,679
Cash paid for business combinations, net of cash acquired			105,024	(9,893)
Proceeds from disposal of subsidiaries and long-lived assets	15,003	2,145	12,185	14,838
Purchases of property, plant and equipment, intangible assets and other long-lived assets	(607,727)	(86,904)	(1,037,179)	(873,990)
Financing receivables originated	(81,570,189)	(11,664,382)	(58,107,189)	(27,785,767)
Collections of financing receivables principal	83,024,884	11,872,401	56,592,404	27,112,807
Loans to related parties and others	(2,101,805)	(300,554)	(941,600)	(47,000)
Repayments of loans from related parties and others	1,296,201	185,354	346,183	65,367
Net cash provided by (used in) investing activities	5,894,327	842,878	(9,378,025)	(3,977,440)
Cash flows from financing activities:
Repurchase of ordinary shares	(6,581,195)	(941,098)	(5,101,091)	(5,150,628)
Proceeds from issuance of ordinary shares upon exercise of share option	2		2	2
Proceeds from short-term borrowings	1,025,272	146,612	606,033	426,634
Repayments of short-term borrowings	(1,108,100)	(158,456)	(608,424)	(755,972)
Proceeds from long-term borrowings	200,433	28,662
Repayments of long-term borrowings	(17,516)	(2,505)
Proceeds from related party loans	982,600	140,510
Repayments of related party loans	(143,915)	(20,580)
Dividends paid to equity holders of the Company	(2,881,151)	(411,999)	(2,830,704)	(1,425,707)
Liquidation of subsidiaries	(6,901)	(987)		(51,020)
Dividends paid to non-controlling shareholders of subsidiaries	(2,625)	(375)		(4,900)
Rental deposit paid on behalf of others	(133,797)	(19,133)
Rental deposit received on behalf of others	547,141	78,240
Change in customer deposits payable and other amounts collected and payable on behalf of others, net	(1,675,947)	(239,657)	2,139,549	(256,619)
Others	2,500	357
Net cash used in financing activities	(9,793,199)	(1,400,409)	(5,794,635)	(7,218,210)
Effect of exchange rate change on cash, cash equivalents and restricted cash	(82,585)	(11,807)	169,476	44,608
Net increase (decrease) in cash, cash equivalents and restricted cash	(4,357,627)	(623,132)	(5,556,047)	263,202
Cash and cash equivalents at the beginning of the year	11,442,965	1,636,322	19,634,716	19,413,202
Restricted cash at the beginning of the year	8,858,449	1,266,741	6,222,745	6,181,057
Total	20,301,414	2,903,063	25,857,461	25,594,259
Cash and cash equivalents at the end of the year	7,773,182	1,111,550	11,442,965	19,634,716
Restricted cash at the end of the year	8,170,605	1,168,381	8,858,449	6,222,745
Total	15,943,787	2,279,931	20,301,414	25,857,461
Cash, cash equivalents and restricted cash change during the year	(4,357,627)	(623,132)	(5,556,047)	263,202
Supplemental disclosures:
Cash paid for income taxes	(2,347,488)	(335,686)	(2,216,919)	(2,250,992)
Cash paid for interest	(6,947)	(993)	(12,466)	(17,479)
Non-cash investing activities
Changes in accounts payable related to property, plant and equipment	¥ 95,314	$ 13,630	¥ (168,608)	¥ (2,653)